Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock, shares authorized unlimited	Unlimited	Unlimited
Common stock, par value	$ 0	$ 0
Common stock, shares issued	13,251,667	11,585,000
Common stock, shares outstanding	13,251,667	11,585,000